Supplement to the
Fidelity®
Equity-Income II Fund
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Equity-Income II Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

EII-05-02 January 29, 2005
1.734046.108

Supplement to the
Fidelity® Independence Fund
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Independence Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FRE-05-03 January 29, 2005
1.717656.109

Supplement to the
Fidelity® Convertible Securities Fund
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Convertible Securities Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

CVS-05-02 January 29, 2005
1.483705.115

SUPPLEMENT TO THE

FIDELITY® AGGRESSIVE GROWTH FUND,
FIDELITY CONVERTIBLE SECURITIES FUND,
FIDELITY EQUITY-INCOME II FUND,
FIDELITY GROWTH COMPANY FUND,
FIDELITY INDEPENDENCE FUND, AND
FIDELITY NEW MILLENNIUM FUND®

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2005

The following information replaces the last paragraph of the Distribution Services section on page 46.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

FFVSB-05-01 January 29, 2005
1.800200.102

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 46.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity Advisor Strategic Dividend & Income Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASDI-05-02 January 29, 2005
1.805077.104

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund Institutional Class
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity Advisor Strategic Dividend & Income Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ASDII-05-02 January 29, 2005
1.805078.104

Supplement to the
Fidelity® Strategic Dividend & IncomeSM Fund
January 29, 2005
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Strategic Dividend & IncomeSM Fund will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SDI-05-02 January 29, 2005
1.791404.105

SUPPLEMENT TO THE
FIDELITY® STRATEGIC DIVIDEND & INCOMESM FUND

A Fund of Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2005

The following information replaces the last paragraph of the "Distribution Services" section on page 35.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 31.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

SDIB-05-01 January 29, 2005
1.796004.102

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.